Corporate information - Narrative (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Center state company	Dec. 31, 2020 Center
Corporate information
Number of campuses in which the company operates | company	8
Number of states in which the company operates | state	2
Number of learning centers | Center	2,170	939
Short-term liabilities | R$	R$ 21,438